Note 4 - Other Investments (Details) - Securities classified as available-for-sale that have been in a continuous unrealized loss position in US dollars In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Securities classified as available-for-sale that have been in a continuous unrealized loss position in US dollars [Abstract]
Available-for-sale—Equity securities	$ 296	¥ 27,902	¥ 118,055
Available-for-sale—Equity securities	44	4,138	7,628
Available-for-sale—Equity securities	296	27,902	133,343
Available-for-sale—Equity securities	$ 44	¥ 4,138	¥ 8,685